Debt, cash and cash equivalents and lease liabilities - Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 1,739	[1]	€ 1,906	€ 2,030
Discounting effect	€ (190)	[1]	(174)	(58)
Cambridge, Massachusetts
Disclosure of maturity analysis of finance lease payments receivable [line items]
Initial lease term	15 years
Not later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 303	[1]	377	291
Later than one year and not later than three years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	532	[1]	498	448
Later than three years and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	409	[1]	386	360
Later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Lease liabilities	€ 685	[1]	€ 819	€ 989

[1]	(a)2025 and 2024 amounts exclude Opella discontinued operations, while 2023 includes them.